Fair Value of Financial Assets and Liabilities - Measured at Fair Value - Schedule of Financial Derivative Instruments (Detail) - CLP ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets [line items]
CVA	$ (40,971)	$ (28,174)	$ (37,821)
DVA	589	447	340
Derivative financial instruments held for hedging [member]
Disclosure of financial assets [line items]
CVA		(2)
DVA		1
Derivative financial instruments held for hedging [member] | Cash Flow Hedges [Member]
Disclosure of financial assets [line items]
CVA		(2)
DVA		1
Derivative financial instruments held for hedging [member] | Cash Flow Hedges [Member] | Currency Forward Contract [member]
Disclosure of financial assets [line items]
CVA		(2)
DVA		1
Derivative financial instruments held for trading [member]
Disclosure of financial assets [line items]
CVA	(40,971)	(28,172)	(37,821)
DVA	589	446	340
Derivative financial instruments held for trading [member] | Currency Forward Contract [member]
Disclosure of financial assets [line items]
CVA	(443)	(341)	(127)
DVA	205	123	65
Derivative financial instruments held for trading [member] | Currency Swap Contract [Member]
Disclosure of financial assets [line items]
CVA	(36,363)	(4,642)	(31,167)
DVA	37	295	127
Derivative financial instruments held for trading [member] | Interest rate swaps contract [member]
Disclosure of financial assets [line items]
CVA	(4,165)	(23,189)	(6,527)
DVA	$ 347	$ 28	$ 148